Expense Example - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced Mid Cap ETF - Fidelity Enhanced Mid Cap ETF	Sep. 21, 2023 USD ($)
Expense Example:
1 year	$ 24
3 years	74
5 years	130
10 years	$ 293